LIQUIDITY (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 17, 2022	Jun. 30, 2021	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Construction in progress gross						$ 5,000,000.0
Unpaid tax liabilities						2,700,000
Proceeds from initial public offering	$ 2,000,000.0	$ 11,300,000			$ 2,200,000	2,027,544		$ 11,271,480
Cash				717,879		112,751	840,861
Accounts receivable related parties current				8,108,271		$ 4,602,466	6,784,307
Accounts receivable percentage						75.80%
Short-term bank loans				4,617,414		$ 2,509,890	2,424,587
Long-term bank loans current				473,111		419,610	2,135,979
Long-term bank loans non-current				$ 1,176,624		871,368	$ 189,813
Proceeds from issuance of private placement			$ 2,000,000.0
Unused lines of Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Unused line of credit						1,700,000
PRC Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans Payables						3,800,000
Short-term bank loans						2,500,000
Long-term bank loans current						400,000
Long-term bank loans non-current						900,000
PRC Banks and Financial Institutions [Member]
Defined Benefit Plan Disclosure [Line Items]
Lines of credit									$ 1,700,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable related parties current						$ 3,500,000